Earnings (Loss) Per Common Share from Continuing Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings (loss) per common share
Income (loss) from continuing operations available to common stockholders	$ 862	$ (156)	$ 2,174
Basic weighted-average shares	1,212,037	973,626	826,177
Effect of dilutive securities:
Diluted weighted-average shares	1,214,011	973,626	828,518
Earnings (loss) per common share:
Basic	$ 0.71	$ (0.16)	$ 2.63
Diluted	$ 0.71	$ (0.16)	$ 2.62
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	1,811	0	1,704
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share		2,000
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	163	0	637
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share		500